NOTES PAYABLE	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 14 – Notes Payable and Convertible Notes Payable

Notes Payable

	February 28,	May 31,
	2019	2018

On February 7, 2018, the Company issued a note payable to Todd Blatt in the amount of $210,000 the “Blatt Note”). This note accrues interest at a rate of 6% per annum and is due on February 7, 2019. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $1,726 on the Blatt Note. On July 20, 2018, the Company made principal and interest payments in the amount of $210,000 and $5,627, respectively, on the Blatt Note.	$-	$210,000

On February 7, 2018, the Company issued a note payable to AJG Group in the amount of $200,000 the “AJG Note”). This note accrues interest at a rate of 6% per annum and is due on February 7, 2019. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $641 on the AJG Note. On July 9, 2018, the Company made principal and interest payments in the amount of $100,000 and $3,337, respectively, on the AJG Note.	-	100,000

The Company issued a secured note payable to Serenity Wellness Enterprises, LLC, as nominee (“Oasis Note”). dated June 27, 2018 in the principal amount of $4,000,000 and bearing interest at a rate of 6% per annum pursuant to the Membership Interest Purchase Agreement with Alternative Solutions.  The note is due on December 4, 2019, but may be prepaid at any time without penalty.   The Oasis Note is secured by all of the membership interests in Alternative Solutions and the Oasis LLCs and by the assets of the Oasis LLCs.

The Company recognized an original issue discount of $189,180 on the Oasis Note.  During the nine months ended February 28, 2019, $88,644 of this discount was charged to operations.  During the nine months ended February 28, 2019, the Company accrued interest in the amount of $164,000 on the Oasis Note.

	4,000,000	-

Total – Notes Payable	$4,000,000	$310,000
Less: Discount	(100,536)	-
Notes Payable, Net of Discounts	$3,899,464	$310,000
Current portion	$3,899,464	$310,000
Long term portion	$-	$-

Related Party Convertible Demand Notes Payable

On May 31, 2017, the Company entered into an Omnibus Loan Amendment Agreement (the “Omnibus Loan Amendment”) with Jeffrey I. Binder, Frank Koretsky, Newcan Investment Partners LLC and CLS CO 2016, LLC (collectively, the “Insiders”).  Pursuant to the Omnibus Loan Amendment, the Company agreed with the Insiders to amend certain terms of loans the Insiders made to the Company for working capital purposes, which loans were initially demand loans, and, except for loans made in 2017, were later memorialized as convertible loans (the “Insider Loans”), in exchange for the agreement of the Insiders to convert all Insider Loans where funds were advanced prior to January 1, 2017, which totaled $2,537,750, plus $166,490 of accrued interest thereon, into an aggregate of 10,816,960 shares of the Company’s common stock at $0.25 per share, and forego the issuance of warrants to purchase the Company’s common stock upon conversion.  This resulted in the issuance of an additional 7,609,910 shares compared to the original number of shares issuable upon conversion of the Insider Loans prior to the Omnibus Loan Amendment. The Company valued the shares at $0.125, which was the market price of the Company’s stock at the conversion date, and charged the amount of $951,239 to loss on modification of debt during the twelve months ended May 31, 2017. The Company entered into the Omnibus Loan Amendment in order to ease the debt burden on the Company and prevent it from defaulting on the Insider Loans.

Pursuant to the Omnibus Loan Amendment, the following amendments were made to the Insider Loans: (a) the Company reduced the conversion price on the Insider Loans from between $0.75 and $1.07 per share of common stock to $0.25 per share of common stock, in those cases where the conversion price was greater than $0.25, which reduced conversion price exceeded the closing price of the common stock during the three months prior to the Omnibus Loan Amendment; (b) the Company deleted the requirement to issue warrants to purchase the Company’s common stock upon conversion of the Insider Loans; (c) the Company amended one Insider Loan to permit conversion of only the portion of the Insider Loan related to services that were provided to it prior to January 1, 2017; and (d) the Company amended the terms of the Insider Loans where funds were advanced on or after January 1, 2017, which Insider Loans were not converted into the Company’s common stock, to provide for, where not already the case, a 10% interest rate per annum, a $0.25 conversion price per share of common stock, and the deletion of the requirement that the Company issue warrants to purchase its common stock upon conversion of such Insider Loans.

On January 10, 2018, effective December 1, 2017, the Company entered into an Omnibus Amendment to Convertible Notes (the “Second Omnibus Loan Agreement”) with Jeffrey I. Binder, an officer and director of the Company, and Newcan Investment Partners LLC, an entity owned by Frank Koretsky, a director of the Company. The Second Omnibus Loan Agreement provides that the conversion price of all outstanding convertible promissory notes issued to either Mr. Binder or Newcan Investment Partners, LLC as of the date of the Agreement would be increased from $0.25 to $0.3125 per share of common stock.  The remaining terms of such notes remain unchanged.

The following tables summarize the Company’s loan balances at February 28, 2019 and May 31, 2018:

February 28,	May 31,
2019	2018

Notes payable to Jeffrey Binder, an officer and director of the Company, for advances to fund operations (the “Binder Funding Notes”). The Binder Funding Notes bear interest at a rate of 10% per annum, have no maturity date and are due on demand.  Effective May 31, 2017, pursuant to the Omnibus Loan Amendment, a conversion feature was added to the Binder Funding Notes whereby principal and accrued interest is convertible into common stock of the Company at a rate of $0.25 per share.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount in the amount of $35,023 related to the revaluation of the beneficial conversion feature of the Binder Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the twelve months ended May 31, 2018, Mr. Binder advanced a total of $440,579 to the Company under the Binder Funding Notes. During the year ended May 31, 2018, principal in the amount of $280,198 and accrued interest in the amount of $5,188 was transferred out of the Binder Funding Notes and used to fund four new convertible notes payable to Mr. Binder, which were converted or repaid as of May 31, 2018.  Also during the year ended May 31, 2018 the Company made principal payments in the aggregate of $237,794 under the Binder Funding Notes.  During the year ended May 31, 2018, the Company accrued interest in the amount of $7,364 on the Binder Funding Notes. During the year ended May 31, 2018, discounts in the amount of $385,637 related to the beneficial conversion feature of the Binder Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the nine months ended February 28, 2019, Mr. Binder advanced a total of $211,700 to the Company under the Binder Funding Notes. During the nine months ended February 28, 2019, the Company made principal payments to in the amount of $211,837 under the Binder Funding Notes. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $1,710 on the Binder Funding Notes. During the nine months ended February 28, 2019, discounts in the aggregate amount of $211,702 related to the beneficial conversion feature of the Binder Funding Notes were charged to additional-paid in capital and amortized to interest expense.

$-	$137

	February 28, 2019	May 31, 2018

Notes payable to Newcan Investment Partners, LLC (“Newcan”), an entity owned by Frank Koretsky, a director of the Company, for advances to fund operations (the “Newcan Funding Notes”). The Newcan Funding Notes bear interest at a rate of 10% per annum, have no maturity date and are due on demand.  Effective May 31, 2017, pursuant to the Omnibus Loan Agreement, a conversion feature was added to the Newcan Funding Notes whereby principal and accrued interest is convertible into common stock of the Company at a rate of $0.25 per share.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount in the amount of $6,120 related to the revaluation of the beneficial conversion feature of the Newcan Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the twelve months ended May 31, 2018, Newcan advanced a total of $290,000 to the Company under the Newcan Funding Notes. During the year ended May 31, 2018, principal in the amount of $836,658 and accrued interest in the amount of $25,018 was transferred out of the Newcan Funding Notes and used to fund four new convertible notes payable to Newcan, which were converted or repaid as of May 31, 2018.).  During the year ended May 31, 2018, the Company accrued interest in the amount of $16,681 on the Newcan Funding Notes. During the year ended May 31, 2018, discounts in the amount of $210,120 related to the beneficial conversion feature of the Newcan Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the nine months ended February 28, 2019, principal in the amount of $75,000 and accrued interest in the amount of $1,931 was transferred out of the Newcan Funding Notes and used to create a new convertible note payable to Newcan (“Newcan Convertible Note 8”). During the nine months ended February 28, 2019, the Company accrued interest in the amount of $1,377 on the Newcan Funding Notes.

	-	75,000

Total – Demand Convertible Notes Payable, Related Parties	$-	$75,137
Total – Demand Convertible Notes Payable, Related Parties - Current portion	$-	$75,137
Total – Demand Convertible Notes Payable, Related Parties - Long term portion	$-	$-

Convertible Notes Payable, Related Parties

February 28, 2019	May 31, 2018

Convertible promissory note payable to David Lamadrid (the “Lamadrid Note”) dated February 20, 2018 in the principal amount of $31,250 and bearing interest at a rate of 8% per annum.  The Lamadrid Note is due eighteen months from the date of issue.  Mr. Lamadrid may, at his option, convert all or a portion of the Lamadrid Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Lamadrid Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Lamadrid Note will be reset to such lower price. The Company recognized a discount of $31,250 on the Lamadrid Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $942 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $685 on this note.

During the nine months ended February 28, 2019, interest in the amount of $562 was accrued on the Lamadrid note. During the nine months ended February 28, 2019, the Lamadrid Note, in the amount of $32,497, of which $31,250 was principal and $1,247 was accrued interest, was converted into 103,989 shares of common stock. During the nine months ended February 28, 2019 the remaining discount in the amount of $30,308 was charged to operations.

$-	$31,250

Unsecured convertible note issued to Jeffery Binder, an officer and director of the Company, dated April 6, 2018 in the original principal amount of $37,500 (the “Binder Convertible Note 9”).  The Binder Convertible Note 9 was funded with the conversion of $37,500 of unpaid accrued salary due to Mr. Binder.  This note bears interest at the rate of 10% per annum.  No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable.  Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.3125 converted.  The Company recognized a discount of $37,500 on the Binder Convertible Note 9 related to the value of the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, the Company amortized $1,890 of this discount to interest expense.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $565 and $0 was accrued on Binder Convertible Note 9, respectively.

During the nine months ended February 28, 2019, interest in the amount of $699 was accrued on the Binder Convertible Note 9. During the nine months ended February 28, 2019, the Company made a principal payment in the amount of $37,500 on the Binder Convertible Note 9. During the nine months ended February 28, 2019 the remaining discount in the amount of $35,610 was charged to operations.

-	37,500

	February 28, 2019	May 31, 2018

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated, August 6, 2018 in the original amount of $75,000 (the “Newcan Convertible Note 8”).  The Newcan Convertible Note 8 was funded with the conversion of $75,000 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until October 1, 2019, at which time all of the accrued interest becomes due and payable.  Commencing on January 1, 2020, the first of eight principal payments in the amount of $9,375 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.40 converted.  The Company recognized a discount of $58,594 on the Newcan Convertible Note 8 related to the value of the beneficial conversion feature at the time of issuance.

During the nine months ended February 28, 2019, the Company accrued interest expense in the amount of $1,603 on this note. During the nine months ended February 28, 2019, the note holder converted $78,534, of which $75,000 was principal and $3,534 was accrued interest into 196,336 shares of common stock. Also during the nine months ended February 28, 2019, the remaining discount in the amount of $57,322 was charged to operations.

	-	-

Total – Convertible Notes Payable, Related Parties	$-	$68,750
Less: Discount	-	(65,918)
Convertible Notes Payable, Related Parties, Net of Discounts	$-	$2,832

Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	$-	$2,832
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	-	-

Convertible Notes Payable

February 28, 2019	May 31, 2018

Convertible promissory note payable to Darling Capital, LLC (the “Darling Note”) dated February 5, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $500,000 and the Darling Note has an original issue discount of $50,000.  The Darling Note is due eighteen months from the date of issue.  Darling may, at its option, convert all or a portion of the Darling Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Darling Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Darling Note will be reset to such lower price. The Company recognized a discount of $550,000 on the Darling Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $40,427 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $13,863 on this note.

During the nine months ended February 28, 2019, the Company accrued interest in the amount of $1,447 on this note. During the nine months ended February 28, 2019, the holder of the Darling Note converted $565,000, of which $550,000 was principal and $15,000 was accrued interest, into 1,808,000 shares of common stock. Also, during the nine months ended February 28, 2019, the remaining discount in the amount of $509,573 was charged to operations.

$-	$550,000

Convertible promissory note payable to Efrat Investments, LLC (the “Efrat Note”) dated February 12, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $50,000 and the Efrat Note has an original issue discount of $5,000.  The Efrat Note is due eighteen months from the date of issue.  Efrat may, at its option, convert all or a portion of the Efrat Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Efrat Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Efrat Note will be reset to such lower price. The Company recognized a discount of $55,000 on the Efrat Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $2,974 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $1,302 on this note.

During the nine months ended February 28, 2019, the Company accrued interest in the amount of $898 on this note. During the nine months ended February 28, 2019, the holder of the Efrat Note converted $57,200, of which $55,000 was principal and $2,200 was accrued interest into 183,040 shares of common stock. Also during the nine months ended February 28, 2019, the remaining discount in the amount of $52,026 was charged to operations.

-	55,000

February 28, 2019	May 31, 2018

Convertible promissory note payable to YA II PN, Ltd. (the “YA II PN Note”) dated May 14, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $750,000, and the note is due on November 14, 2019.  YA II PN may, at its option, convert all or a portion of the YA II PN Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share.  The YA II PN Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.40 per share of common stock, the conversion price of the YA II PN Note will be reset to such lower price. The Company recognized a discount of $750,000 related to the beneficial conversion feature at the time of issuance.  Commencing on December 1, 2018, absent certain exceptions, the first of eight payments in the amount of $93,750 will become due; subsequent payments will become due on the first day of each of the following months until paid in full. During the twelve months ended May 31, 2018, $23,224 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $2,795 on this note.

During the nine months ended February 28, 2019, a reset event occurred. As a result, the conversion price of the YA II PN Note was reduced to $0.34 per share of common stock. This was considered a material modification of the note; the remaining balance of the discount to the note in the amount of $699,628 was charged to interest expense, a new discount in the amount of $750,000 was charged to additional paid-in capital, and $620,052 of the new discount was amortized to interest expense.  Also during the nine months ended February 28, 2019, the Company accrued interest expense in the amount of $39,068 on the YA II PN Note. During the nine months ended February 28, 2019, the holder of the YA II PN Note converted principal in the amount of $500,000 and accrued interest in the amount of $36,274 into 1,340,684 shares of common stock.

250,000	750,000

Unsecured convertible note issued to Jay Lasky (the “Lasky Note”), dated May 3, 2018 in the original principal amount of $25,000.  This note bears interest at the rate of 10% per annum.  No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable.  Commencing on October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.  The Lasky Note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.40 converted.  The Company recognized a discount of $7,301 on the Lasky Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $149 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $192 on this note.

During the nine months ended February 28, 2019, $7,152 of the discount was charged to operations. Also during the nine months ended February 28, 2019, the Company accrued interest in the amount of $993 on this note. During the nine months ended February 28, 2019, the holder of the Lasky Note converted $26,185, of which $25,000 was principal and $1,185 was accrued interest, into 65,462 shares of common stock.

-	25,000

February 28, 2019	May 31, 2018

Convertible promissory note payable to YA II PN, Ltd. (the “YA II PN Note 2”) dated July 20, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $500,000, and the note is due on November 14, 2019.  YA II PN may, at its option, convert all or a portion of the YA II PN Note 2 and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share.  The YA II PN Note 2 also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.40 per share of common stock, the conversion price of the YA II PN Note 2 will be reset to such lower price. The Company recognized a discount of $362,500 related to the beneficial conversion feature at the time of issuance.  Commencing on December 1, 2018, absent certain exceptions, the first of eight payments in the amount of 62,500 will become due; subsequent payments will become due on the first day of each of the following months until paid in full. During the nine months ended February 28, 2019, $167,713 of this discount was charged to operations. Also during the nine months ended February 28 2019, the Company accrued interest in the amount of $29,041 on this note.

500,000	-

Convertible debenture in the principal amount of $4,000,000 (the “U.S. Convertible Debenture 1”) dated October 31, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 1. The U.S. Convertible Debenture 1 matures on a date that is three years following issuance. The U.S. Convertible Debenture 1 is convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The U.S. Convertible Debenture 1 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 1 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $3,254,896 on the U.S. Convertible Debenture 1. During the nine months ended February 28, 2019, $217 of this discount was charged to operations. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $105,205 on the U.S. Convertible Debenture 1.

4,000,000	-

Convertible debenture in the principal amount of $1,000,000 (the “U.S. Convertible Debenture 2”) dated October 31, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 2. The U.S. Convertible Debenture 2 matures on a date that is three years following issuance. The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The U.S. Convertible Debenture 2 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 2 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $813,724 on the U.S. Convertible Debenture 2. During the nine months ended February 28, 2019, $52 of this discount was charged to operations. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $26,301 on the U.S. Convertible Debenture 2.

1,000,000	-

February 28, 2019	May 31, 2018

Convertible debenture in the principal amount of $100,000 (the “U.S. Convertible Debenture 3”) dated October 24, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 3. The U.S. Convertible Debenture 3 matures on a date that is three years following issuance. The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The U.S. Convertible Debenture 3 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 3 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $75,415 on the U.S. Convertible Debenture 3. During the nine months ended February 28, 2019, $60 of this discount was charged to operations. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $2,784 on the U.S. Convertible Debenture 3.

100,000	-

Convertible debenture in the principal amount of $532,000 (the “U.S. Convertible Debenture 4”) dated October 25, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 4. The U.S. Convertible Debenture 4 matures on a date that is three years following issuance. The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The U.S. Convertible Debenture 4 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 4 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $416,653 on the U.S. Convertible Debenture 4. During the nine months ended February 28, 2019, $87 of this discount was charged to operations. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $14,692 on the U.S. Convertible Debenture 4.

532,000	-

Convertible debenture in the principal amount of $150,000 (the “U.S. Convertible Debenture 5”) dated October 26, 2018,  which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 5. The U.S. Convertible Debenture 5 matures on a date that is three years following issuance. The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The U.S. Convertible Debenture 5 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 5 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $120,100 on the U.S. Convertible Debenture 5. During the nine months ended February 28, 2019, $67 of this discount was charged to operations. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $4,110 on the U.S. Convertible Debenture 5.

150,000	-

	February 28, 2019	May 31, 2018

Convertible debenture payable in the principal amount of $75,000 (the “U.S. Convertible Debenture 6”) dated October 26, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 6. The U.S. Convertible Debenture 6 matures on a date that is three years following issuance. The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The U.S. Convertible Debenture 6 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 6 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $60,049 on the U.S. Convertible Debenture 6. During the nine months ended February 28, 2019, $57 of this discount was charged to operations. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $2,055 on the U.S. Convertible Debenture 6.

	75,000	-

Convertible debentures payable in the aggregate principal amount of $12,012,000 (the “Canaccord Debentures”) dated December 12, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the Canaccord Debentures. The Canaccord Debentures mature on a date that is three years following issuance. The Canaccord Debentures  are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The Canaccord Debentures have other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The Canaccord Debentures are unsecured obligations of the Company and rank pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $2,938,690 on the Canaccord Debentures. During the nine months ended February 28, 2019, $136 of this discount was charged to operations. During the nine months ended February 28, 2019, the Company accrued interest in the amount of $205,356 on the Canaccord Debentures.

	12,012,000	-

Total - Convertible Notes Payable	$18,619,000	$1,380,000
Less: Discount	(8,030,735)	(1,295,527)
Convertible Notes Payable, Net of Discounts	$10,588,265	$84,473

Total - Convertible Notes Payable, Net of Discounts, Current Portion	$398,117	$43,401
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	$10,190,148	$41,072

Discounts on notes payable amortized to interest expense – 3 months ended February 28, 2019 and 2018, respectively	$337,347	$818,254

Discounts on notes payable amortized to interest expense – 9 months ended February 28, 2019 and 2018, respectively	$2,481,674	$1,391,110

Beneficial Conversion Features

The Darling Note, Efrat Note, Lamadrid Note and YA II PN Notes contain conversion features that create derivative liabilities. The pricing model the Company uses for determining fair value of its derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income.  The derivative components of the notes were valued at issuance, at conversion, at restructure, and at each period end.

Certain of the Company’s other convertible notes payable contain beneficial conversion features that are not derivatives, but which require valuation in order to determine the discount to the related convertible note payable. The value of these conversion features is calculated using the intrinsic value method, whereby the amount of the discount is calculated as the difference between the conversion price and the market price of the underlying common stock at the date of issuance multiplied by the number of shares issuable.

NOTE 11 – NOTES PAYABLE

Notes Payable

On February 7, 2018, the Company issued a note payable to Todd Blatt in the amount of $210,000.  This note accrues interest at a rate of 6% per annum and is due on February 7, 2019.  During the year ended May 31, 2018, the Company accrued interest in the amount of $3,901 on this note. As of May 31, 2018, the outstanding balance of this note is $210,000

On February 7, 2018, the Company issued a note payable to AJG Group in the amount of $200,000.  This note accrues interest at a rate of 6% per annum and is due on February 7, 2019.  During the year ended May 31, 2018, the Company made a payment of $100,000 on this note.  During the year ended May 31, 2018, the Company accrued interest in the amount of $2,696 on this note. As of May 31, 2018, the outstanding balance of this note is $100,000.

Related Party Notes Payable

On May 31, 2017, the Company entered into an Omnibus Loan Amendment Agreement (the “Omnibus Loan Amendment”) with Jeffrey I. Binder, Frank Koretsky, Newcan Investment Partners LLC and CLS CO 2016, LLC (collectively, the “Insiders”).  Pursuant to the Omnibus Loan Amendment, the Company agreed with the Insiders to amend certain terms of loans the Insiders made to the Company for working capital purposes, which loans were initially demand loans, and, except for loans made in 2017, were later memorialized as convertible loans (the “Insider Loans”), in exchange for the agreement of the Insiders to convert all Insider Loans where funds were advanced prior to January 1, 2017, which totaled $2,537,750, plus $166,490 of accrued interest thereon, into an aggregate of 10,816,960 shares of the Company’s common stock at $0.25 per share, and forego the issuance of warrants to purchase the Company’s common stock upon conversion.  This resulted in the issuance of an additional 7,609,910 shares compared to the original number of shares issuable upon conversion of the Insider Loans prior to the Omnibus Loan Agreement. The Company valued the shares at $0.125, which was the market price of the Company’s stock at the conversion date, and charged the amount of $951,239 to loss on modification of debt during the twelve months ended May 31, 2017. The Company entered into the Omnibus Loan Amendment in order to ease the debt burden on the Company and prevent it from defaulting on the Insider Loans.

Pursuant to the Omnibus Loan Amendment, the following amendments were made to the Insider Loans: (a) the Company reduced the conversion price on the Insider Loans from between $0.75 and $1.07 per share of common stock to $0.25 per share of common stock, in those cases where the conversion price was greater than $0.25, which reduced conversion price exceeded the closing price of the common stock during the three months prior to the Omnibus Loan Amendment; (b) the Company deleted the requirement to issue warrants to purchase the Company’s common stock upon conversion of the Insider Loans; (c) the Company amended one Insider Loan to permit conversion of only the portion of the Insider Loan related to services that were provided to it prior to January 1, 2017; and (d) the Company amended the terms of the Insider Loans where funds were advanced on or after January 1, 2017, which Insider Loans were not converted into the Company’s common stock, to provide for, where not already the case, a 10% interest rate per annum, a $0.25 conversion price per share of common stock, and the deletion of the requirement that the Company issue warrants to purchase its common stock upon conversion of such Insider Loans.

On January 10, 2018, effective December 1, 2017, the Company entered into an Omnibus Amendment to Convertible Notes (the “Second Omnibus Loan Agreement”) with Jeffrey I. Binder, an officer and director of the Company, and Newcan Investment Partners LLC, an entity owned by Frank Koretsky, a director of the Company. The Second Omnibus Loan Agreement provides that the conversion price of all outstanding convertible promissory notes issued to either Mr. Binder or Newcan Investment Partners, LLC as of the date of the Agreement would be increased from $0.25 to $0.3125 per share of common stock.  The remaining terms of such notes remain unchanged.

On March 12, 2018, the Company received conversion notices from the Insiders.  The Company converted a total of $1,618,446, of which $1,421,356 was principal and $197,090 was accrued interest, of related party notes payable into 5,179,028 shares of common stock (see note 11).

The following tables summarize the Company’s loan balances at May 31, 2018 and 2017:

Convertible Notes Payable Related Parties:	May 31, 2018	May 31, 2017

Notes payable to Jeffrey Binder, an officer and director of the Company, for advances to fund operations (the “Binder Funding Notes”). The Binder Funding Notes bear interest at a rate of 6% for loans made through November 30, 2016, and at a rate of 10% for loans made after November 30, 2016.  The Binder Funding Notes have no maturity date and are due on demand.   During the twelve months ended May 31, 2017, Mr. Binder advanced a total of $145,850 to the Company under the Binder Funding Notes. Also during the year ended May 31, 2017, Mr. Binder loaned the Company an additional $49,700; which was credited to the Binder Funding Notes.  Also during the year ended May 31, 2017, principal in the amount of $59,750 and accrued interest in the amount of $813 was transferred out of the Binder Funding Notes and used to fund two new convertible notes payable to Mr. Binder (See Binder Convertible Notes 3 and 4 below).  Also during the year ended May 31, 2017, the Company made principal payments in the aggregate amount of $61,000 under the Binder Funding Notes. During the year ended May 31, 2017, the Company accrued interest in the amount of $1,910 on the Binder Funding Notes. Effective May 31, 2017, pursuant to the Omnibus Loan Agreement, a conversion feature was added to the Binder Funding Notes whereby principal and accrued interest is convertible into common stock of the Company at a rate of $0.25 per share.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount in the amount of $35,023 related to the revaluation of the beneficial conversion feature of the Binder Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the twelve months ended May 31, 2018, Mr. Binder advanced a total of $440,579 to the Company under the Binder Funding Notes. During the year ended May 31, 2018, principal in the amount of $280,198 and accrued interest in the amount of $5,188 was transferred out of the Binder Funding Notes and used to fund four new convertible notes payable to Mr. Binder (See Binder Convertible Notes 5, 6, 7 and 8 below).  Also during the year ended May 31, 2018 the Company made principal payments in the aggregate of $237,794 under the Binder Funding Notes.  During the year ended May 31, 2018, the Company accrued interest in the amount of $7,364 on the Binder Funding Notes. During the year ended May 31, 2018, discounts in the amount of $385,637 related to the beneficial conversion feature of the Binder Funding Notes was charged to additional paid-in capital and amortized to interest expense.

	$137	$77,550

	May 31, 2018	May 31, 2017

Note payable to Frank Koretsky, a director of the Company, for advances to fund operations (the “Koretsky Funding Notes”). The Koretsky Funding Notes bear interest at a rate of 6% for loans made through November 30, 2016, and at a rate of 10% for loans made after November 30, 2016.  The Koretsky Funding Notes have no maturity date and are due on demand.   During the twelve months ended May 31, 2017, Mr. Koretsky advanced $550,000 to the Company under the Koretsky Funding Notes. Also during the twelve months ended May 31, 2017, $210,000 of principal and $1,346 of accrued interest was transferred out of the Koretsky Funding Notes and used to fund a new convertible note payable to Mr. Koretsky.  Also during the twelve months ended May 31, 2017, principal and accrued interest in the amounts of $410,000 and $4,046, respectively, were transferred out of the Koretsky Funding Notes and contributed to the Newcan Funding Notes (see Newcan Funding Notes, below).

	-	-

Notes payable to Newcan Investment Partners, LLC (“Newcan”), an entity owned by Frank Koretsky, a director of the Company, for advances to fund operations (the “Newcan Funding Notes”). The Newcan Funding Notes bear interest at a rate of 10%. The Newcan Funding Notes have no maturity date and are due on demand. During the twelve months ended May 31, 2017, principal and interest in the amount of $410,000 and $4,046, respectively, were transferred from the Koretsky Funding Notes into the Newcan Funding Notes.  Also during the year ended May 31, 2017, Newcan advanced $791,658 to the Company under the Newcan Funding Notes. Also during the year ended May 31, 2017, principal in the amount of $460,000 and accrued interest in the amount of $7,747, respectively, were transferred from the Newcan Finding Notes and used to fund the Newcan Convertible Notes 2 and 3 (see below); also during the year ended May 31, 2017, principal and accrued interest in the amounts of $120,000 and $2,121, respectively, were transferred out of the Newcan Funding Notes in order to fund the Newcan Convertible Note 3; see below.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $13,434 on this note.  Effective May 31, 2017, pursuant to the Omnibus Loan Agreement, a conversion feature was added to the Newcan Funding Notes whereby principal and accrued interest is convertible into common stock of the Company at a rate of $0.25 per share.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount in the amount of $6,120 related to the revaluation of the beneficial conversion feature of the Newcan Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the twelve months ended May 31, 2018, Newcan advanced a total of $290,000 to the Company under the Newcan Funding Notes. During the year ended May 31, 2018, principal in the amount of $836,658 and accrued interest in the amount of $25,018 was transferred out of the Newcan Funding Notes and used to fund four new convertible notes payable to Newcan (See Newcan Convertible Notes 4, 5, 6 and 7 below).  During the year ended May 31, 2018, the Company accrued interest in the amount of $16,681 on the Newcan Funding Notes. During the year ended May 31, 2018, discounts in the amount of $210,120 related to the beneficial conversion feature of the Newcan Funding Notes was charged to additional paid-in capital and amortized to interest expense.

	75,000	621,658

Total – Demand Convertible Notes Payable, Related Parties	$75,137	$699,208
Current portion	$75,137	$699,208
Long term portion	$-	$-

Convertible Notes Payable:	May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Binder Convertible Note 2.  This note bears interest at the rate of 6% per annum through February 29, 2017 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.  The Company recognized a discount of $37,840 on the value of the beneficial conversion feature at the time of issuance.

Pursuant to the Omnibus Loan Agreement, on May 31, 2017, (i) the conversion rate of the Binder Convertible Note 2 was changed to $0.25 per share, and principal and accrued interest in the amounts of $42,500 and $3,583, respectively, were converted into a total of 184,332 shares of common stock; and (ii) the requirement to issue warrants upon conversion was deleted.  During the twelve months ended May 31, 2017, the remaining discount on the Binder Convertible Note 2 in the amount of $35,260 was charged to operations, and the Company accrued interest in the amount of $4,287.

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated July 20, 2016 and due July 1, 2019 (the “Binder Convertible Note 3”).  This note bears interest at the rate of 10% per annum. No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on October 1, 2017, the first of eight principal payments in the amount of $32,844 will become due; subsequent principal payments will become due on the first day of each, January, April, July and October until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.

Pursuant to the Omnibus Loan Agreement, on May 31, 2017, (i) the conversion rate of the Binder Convertible Note 3 was changed to $0.25 per share, and principal and accrued interest in the amounts of $262,750 and $11,972, respectively, were converted into a total of 1,098,888 shares of common stock; and (ii) the requirement to issue warrants upon conversion was deleted.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $22,742 on the Binder Convertible Note 3.

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated March 31, 2017 (the “Binder Convertible Note 4”).  The Binder Convertible Note 4 was funded with the conversion of $112,500 of unpaid accrued salary due to Mr. Binder and $47,000 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2018, the first of eight principal payments in the amount of $19,938 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.

Pursuant to the Omnibus Loan Agreement, on May 31, 2017, the requirement to issue warrants upon conversion was deleted, and principal in the amount of $87,500 was converted into a total of 350,000 shares of common stock.  The remaining principal balance of $72,000 will be due in eight quarterly payments in the amount of $9,000 commencing July 1, 2018; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $2,666 on the Binder Convertible Note 4.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount was recorded in the amount of $29,376 related to the revaluation of the beneficial conversion feature of the Binder Convertible Note 4; this discount was amortized to interest expense during the year ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $5,622 and   $2,666 was accrued on Binder Convertible Note 4, respectively.

During the year ended May 31, 2018, the Binder Convertible Note 4 in the amount of $81,000, of which $72,000 was principal and $9,000 was accrued interest, was converted into 259,200 shares of common stock.

	$-	$72,000

May 31, 2018	May 31, 2017

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated March 31, 2017 (the “Newcan Convertible Note 1”).  The Newcan Convertible Note 1 was funded with the conversion of $120,000 of advances made to the Company under the Newcan Funding Notes. This note bears interest at the rate of 10% per annum. No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2018, the first of eight principal payments in the amount of $15,000 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $2,005 on the Koretsky Convertible Note 4. Pursuant to the Omnibus Loan Agreement, on May 31, 2017, the requirement to issue warrants upon conversion was deleted.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount was recorded in the amount of $48,960 related to the revaluation of the beneficial conversion feature of the Newcan Convertible Note 1; this discount was amortized during the year ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $9,370 and $2,005 was accrued on Newcan Convertible Note 1, respectively.

During the year ended May 31, 2018, the Newcan Convertible Note 1 in the amount of $133,496, of which $120,000 was principal and $13,496 was accrued interest, was converted into 427,187 shares of common stock.

-	120,000

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated August 23, 2017 in the original principal amount of $115,050 (the “Binder Convertible Note 5”).  The Binder Convertible Note 5 was funded with the conversion of $37,500 of unpaid accrued salary due to Mr. Binder and $77,550 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $14,381 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.  The Company recognized a discount of $46,020 on the Binder Convertible Note 5 related to the value of the beneficial conversion feature at the time of issuance; this discount was amortized during the twelve months ended May 31, 2018.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $41,859 was charged to interest expense. A new discount was recorded in the amount of $46,940 related to the value of the repriced conversion feature of Binder Convertible Note 5; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $6,336 and $0 was accrued on Binder Convertible Note 5, respectively, and 2,246 of accrued interest was transferred from the Binder Funding Notes.

During the year ended May 31, 2018, the Binder Convertible Note 5 in the amount of $123,632, of which $115,050 was principal and $8,582 was accrued interest, was converted into 395,622 shares of common stock.

-	-

May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated August 23, 2017 in the original principal amount of $72,767 (the “Binder Convertible Note 6”).  The Binder Convertible Note 6 was funded with the conversion of $25,000 of unpaid accrued salary due to Mr. Binder and $47,767 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $9,096 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted. The Company recognized a discount of $29,107 on the Binder Convertible Note 6 related to the value of the beneficial conversion feature at the time of issuance; this discount was amortized during the twelve months ended May 31, 2018.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $26,475 was charged to interest expense. A new discount was recorded in the amount of $29,689 related to the value of the repriced conversion feature of Binder Convertible Note 6; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $4,007 and $0 was accrued on Binder Convertible Note 6, respectively, and 1,384 of accrued interest was transferred from the Binder Funding Notes.

During the year ended May 31, 2018, the Binder Convertible Note 6 in the amount of $78,158, of which $72,767 was principal and $5,391 was accrued interest, was converted into 250,160 shares of common stock.

-	-

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated August 23, 2017 in the original principal amount of $621,658 (the “Newcan Convertible Note 4”).  The Newcan Convertible Note 4 was funded with the conversion of $621,658 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $69,074 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted. The Company recognized a discount of $248,663 on the Newcan Convertible Note 4 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $226,181 was charged to interest expense. A new discount was recorded in the amount of $253,636 related to the value of the repriced conversion feature of Newcan Convertible Note 4; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $34,234 and $0 was accrued on Newcan Convertible Note 4, respectively, and $23,198 of accrued interest was transferred from the Newcan Funding Notes.

During the year ended May 31, 2018, the Newcan Convertible Note 4 in the amount of $679,090, of which $621,658 was principal and $57,432 was accrued interest, was converted into 2,173,088 shares of common stock.

-	-

May 31, 2018	May 31, 2017

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated August 23, 2017 in the original principal amount of $70,000 (the “Newcan Convertible Note 5”).  The Newcan Convertible Note 5 was funded with the conversion of $70,000 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $8,750 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted. The Company recognized a discount of $28,000 on the Newcan Convertible Note 5 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $25,468 was charged to interest expense. A new discount was recorded in the amount of $28,560 related to the value of the repriced conversion feature of Newcan Convertible Note 5; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $3,855 and $0 was accrued on Newcan Convertible Note 5, respectively, and $148 of accrued interest was transferred from the Newcan Funding Notes.

During the year ended May 31, 2018, the Newcan Convertible Note 5 in the amount of $74,003, of which $70,000 was principal and $4,003 was accrued interest, was converted into 236,810 shares of common stock.

-	-

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated October 9, 2017 in the original amount of $30,000 (the “Newcan Convertible Note 6”). The Newcan Convertible Note 6 was funded with the conversion of $30,000 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2019, the first of eight principal payments in the amount of $3,750 will become due; subsequent principal payments will become due on the first day of each July, October, January and April until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.  The Company recognized a discount of $15,808 on the Newcan Convertible Note 6 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $11,430 was charged to interest expense. A new discount was recorded in the amount of $12,240 related to the value of the repriced conversion feature of Newcan Convertible Note 6; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of 1,266 and $0 was accrued on Newcan Convertible Note 6, respectively.

During the year ended May 31, 2018, the Newcan Convertible Note 6 in the amount of $31,414, of which $30,000 was principal and $1,414 was accrued interest, was converted into 100,525 shares of common stock.

-	-

May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffery Binder, an officer and director of the Company, dated October 9, 2017 in the original principal amount of $39,521 (the “Binder Convertible Note 7”).  The Binder Convertible Note 7 was funded with the conversion of $12,500 of unpaid accrued salary due to Mr. Binder and $27,021 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable.  Commencing April 1, 2019, the first of eight principal payments in the amount of $4,940 will become due, subsequent payments will become due on the first day of each July, October, January and April until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.  The Company recognized a discount of $12,000 on the Binder Convertible Note 7 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $15,058 was charged to interest expense. A new discount was recorded in the amount of $16,125 related to the value of the repriced conversion feature of Binder Convertible Note 7; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $1,667 and $0 was accrued on Binder Convertible Note 7, respectively.

During the year ended May 31, 2018, the Binder Convertible Note 7 in the amount of $41,310, of which $39,521 was principal and $1,789 was accrued interest, was converted into 132,192 shares of common stock.

-	-

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated, January 5, 2018 in the original amount of $115,000 (the “Newcan Convertible Note 7”).  The Newcan Convertible Note 7 was funded with the conversion of $115,000 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until April 1, 2019, at which time all of the accrued interest becomes due and payable.  Commencing on July 1, 2019, the first of eight principal payments in the amount of $14,375 will become due; subsequent principal payments will become due on the first day of each October, January, April and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.3125 converted.  The Company recognized a discount of $115,000 on the Newcan Convertible Note 7 related to the value of the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, the Company amortized this discount to interest expense.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $2,079 and $0 was accrued on Newcan Convertible Note 7, respectively, and $1,014 of accrued interest was transferred from the Newcan Funding Notes.

During the year ended May 31, 2018, the Newcan Convertible Note 7 in the amount of $118,093, of which $115,000 was principal and $3,093 was accrued interest, was converted into 377,898 shares of common stock.

-	-

	May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffery Binder, an officer and director of the Company, dated January 5, 2018 in the original principal amount of $165,360 (the “Binder Convertible Note 8”).  The Binder Convertible Note 8 was funded with the conversion of $37,500 of unpaid accrued salary due to Mr. Binder and $127,860 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until April 1, 2019, at which time all accrued interest becomes due and payable.  Commencing July 1, 2019, the first of eight principal payments in the amount of $20,670 will become due; subsequent payments will become due on the first day of each October, January, April and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.3125 converted.  The Company recognized a discount of $165,360 on the Binder Convertible Note 8 related to the value of the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, the Company amortized this discount to interest expense.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $2,990 and $0 was accrued on Binder Convertible Note 8, respectively, and $1,437 of accrued interest was transferred from the Binder Funding Notes.

During the year ended May 31, 2018, the Binder Convertible Note 8 in the amount of $168,787, of which $165,360 was principal and $4,427 was accrued interest, was converted into 543,318 shares of common stock.

	-	-

Convertible promissory note payable to David Lamadrid (the “Lamadrid Note”) dated February 20, 2018 in the principal amount of $31,250 and bearing interest at a rate of 8% per annum.  The Lamadrid Note is due eighteen months from the date of issue.  Mr. Lamadrid may, at his option, convert all or a portion of the Lamadrid Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Lamadrid Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Lamadrid Note will be reset to such lower price. The Company recognized a discount of $31,250 on the Lamadrid Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $942 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $685 on this note.

	31,250	-

Unsecured convertible note issued to Jeffery Binder, an officer and director of the Company, dated April 6, 2018 in the original principal amount of $37,500 (the “Binder Convertible Note 9”).  The Binder Convertible Note 9 was funded with the conversion of $37,500 of unpaid accrued salary due to Mr. Binder.  This note bears interest at the rate of 10% per annum.  No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable.  Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.3125 converted.  The Company recognized a discount of $37,500 on the Binder Convertible Note 9 related to the value of the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, the Company amortized $1,890 of this discount to interest expense.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $565 and $0 was accrued on Binder Convertible Note 9, respectively.

	37,500	-

Total – Convertible Notes Payable, Related Parties	$68,750	$192,000
Less: Discount	(65,918)	-
Convertible Notes Payable, Related Parties, Net of Discounts	$2,832	$192,000

Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	$2,832	$-
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	-	192,000

May 31, 2018	May 31, 2017

Convertible promissory note issued to an unaffiliated third party due April 29, 2018 (the “April 2015 Note”).  During the twelve months ended May 31, 2015, the lender loaned the Company the amount of $200,000 pursuant to this note.  The April 2015 Note bears interest at a rate of 15% per annum.  On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.  The note and any accrued unpaid interest is convertible into common stock of the Company.   For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares of common stock at $0.75 per share.  The Company recognized a discount of $200,000 on the April 2015 Note related to the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $66,667 of this discount was charged to operations.  During the year ended May 31, 2017, the Company repaid principal in the amount of $100,000 and interest in the amount of $53,837 on this note. Also during the year ended May 31, 2017, the Company charged $100,545 of the discount to operations, and accrued interest in the amount of $22,440 on the April 2015 Note.

On September 20, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the April 2015 Note for 1,500,000 shares of its common stock. The holder of the April 2015 Note had previously sold it for $105,219, which represented the balance due by the Company, to StarForce Media, Inc., an entity that is not affiliated with the Company.  The Company recognized a loss on this exchange in the amount of $404,082, which was charged to operations during the twelve months ended May 31, 2018.  The Company also expensed the remaining discount in the amount of $18,155 to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $4,603 on the April 2015 Note.

$-	$100,000

May 31, 2018	May 31, 2017

Convertible promissory note payable to Old Main Capital, LLC (“Old Main”) dated March 18, 2016 and bearing interest at a rate of 8% (the “8% Note”).  The 8% Note was issued for Old Main’s commitment to enter into an equity line transaction with the Company and prepare all of the related transaction documents.  Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the “8% Fixed Conversion Price”).  The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the “8% Base Conversion Price”), other than certain exempt issuances.  In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.   The shares underlying the 8% Note are subject to a registration rights agreement.   At the earlier of September 18, 2016 or two trading days after this registration statement becomes effective, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.  The Company recognized a discount of $172,108 on the value of the embedded derivative.

On November 28, 2016, the 8% Note was amended converting the note from an installment note to a “balloon” note, with all principal and accrued interest due on March 18, 2017.  In addition, the Fixed Conversion Price was changed to a variable conversion price equal to the lesser of the prior Fixed Conversion Price or 75% of the lowest VWAP in the fifteen trading days ending on the trading day immediately prior to the conversion date.  The November 28, 2016 amendment required an extinguishment analysis of the 8% Note resulting in gain on extinguishment of debt in the amount of $81,496 for the nine months ended February 28, 2017.  The gain on extinguishment of debt was included in additional paid-in capital at February 28, 2017.  The 8% Note was revalued as of the November 28, 2016 amendment and the Company recognized a discount of $169,476 on the value of the embedded derivative.

On March 27, 2017, the Company entered into a further amendment to the 8% Note, whereby the Company agreed to increase the outstanding amount due under the 8% Note as of March 18, 2017 by 5%, or $10,000.  In exchange for doing so, Old Main agreed to extend the maturity of the 8% Note until July 1, 2017 and to suspend conversions under the 8% Note until July 1, 2017.  Also during the year ended May 31, 2017, the Company accrued interest in the amount of $17,207 on the 8% Note.

On July 6, 2017, the 8% Note was further amended, whereby the maturity date was extended to July 15, 2017 and the outstanding balance was increased by $15,750. On August 23, 2017, the 8% Note was amended again to extend the maturity date to September 15, 2017.

On September 23, 2017, but effective on September 15, 2017, the 8% note was further orally amended, and the outstanding balance was increased by $96,862. The Company recognized the modification of this note as an extinguishment of debt and recognized a gain on the extinguishment of $144,851.  The Company also recognized a discount on the modified note of $300,435, which was fully charged to operations during the three months ended November 30, 2017. On September 25, 2017, but effective September 15, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the 8% Note for 4,500,000 shares of its common stock. Old Main, the original holder of the 8% Note, had previously sold it for $382,496.  The balance due by the Company under the 8% Note at the time it was sold was $322,612. The Company recognized a loss on this exchange in the amount of $1,113,883, which was charged to operations during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $5,587, on the 8% Note, and $30,411 of the discount was amortized to interest expense during the twelve months ended May 31, 2018.

-	210,000

May 31, 2018	May 31, 2017

Senior Convertible promissory note payable to FirstFire Global Opportunities Fund, LLC (the “FirstFire Note”) dated November 15, 2017 and bearing interest at a rate of 5% per annum.  The lender loaned the Company $330,000 and the FirstFire Note has an original issue discount of $33,000.  The FirstFire Note is due seven months from the date of issue. FirstFire may, at its option, convert all or a portion of the FirstFire Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share (the “FirstFire Fixed Conversion Price”) for the first 180 calendar days after the issue date.  After the 180th day, the conversion price shall equal the lower of (i) the FirstFire Fixed Conversion Price, or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty (20) consecutive trading day period immediately preceding the trading day that the Company received a notice of conversion.  During the twelve months ended May 31, 2018, a dilutive issuance occurred. As a result, the FirstFire Fixed Conversion Price was reduced to $0.3125 per share. The Company recognized a discount of $363,000 on the FirstFire Note related to the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, this discount was charged to operations. During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $9,000 on this note.

On May 9, 2018, the Company entered into an Amendment to the FirstFire Note, whereby the Company agreed to make a $50,000 payment on or before May 14, 2018 and a $450,000 payment on or before May 31, 2018 to repay the FirstFire Note in full.  The Company also agreed to issue an additional warrant to purchase 25,000 shares of the Company’s common stock.  In exchange, the note holder agreed that it would not convert the FirstFire Note until after May 31, 2018.  During the twelve months ended May 31, 2018, the Company made payments of $500,000 on this note, which amounts repaid the FirstFire Note in full.

-	-

Convertible promissory note payable to Darling Capital, LLC (the “Darling Note”) dated February 5, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $500,000 and the Darling Note has an original issue discount of $50,000.  The Darling Note is due eighteen months from the date of issue.  Darling may, at its option, convert all or a portion of the Darling Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Darling Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Darling Note will be reset to such lower price. The Company recognized a discount of $550,000 on the Darling Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $40,427 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $13,863 on this note.

550,000	-

Convertible promissory note payable to Efrat Investments, LLC (the “Efrat Note”) dated February 12, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $50,000 and the Efrat Note has an original issue discount of $5,000.  The Efrat Note is due eighteen months from the date of issue.  Efrat may, at its option, convert all or a portion of the Efrat Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Efrat Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Efrat Note will be reset to such lower price. The Company recognized a discount of $55,000 on the Efrat Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $2,974 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $1,302 on this note.

55,000	-

	May 31, 2018	May 31, 2017

Convertible promissory note payable to YA II PN, Ltd. (the “YA II PN Note”) dated May 14, 2018 and bearing an interest rate of 8% per annum. The lender loaned the Company $750,000, and the note is due November 14, 2019.  YA II PN may, at its option convert all or a portion of the YA II PN Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share.  The YA II PN Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.40 per share of common stock, the conversion price of the YA II PN Note will be reset to such lower price. The Company recognized a discount of $750,000 related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $23,224 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $2,795 on this note.

	750,000	-

Unsecured convertible note issued to Jay Lasky (the “Lasky Note”), dated May 3, 2018 in the original principal amount of $25,000.  This note bears interest at the rate of 10% per annum.  No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable.  Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.  The Lasky Note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.40 converted.  The Company recognized a discount of $7,301 on the Lasky Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $149 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $192 on this note.

	25,000	-

Total - Convertible Notes Payable	$1,380,000	$310,000
Less: Discount	(1,295,527)	(57,644)
Convertible Notes Payable, Net of Discounts	$84,473	$252,356

Total - Convertible Notes Payable, Net of Discounts, Current Portion	$43,401	$252,356
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	$41,072	$-

Discounts on notes payable amortized to interest expense	$2,534,104	$2,274,519

Beneficial Conversion Features

The 8% Note, FirstFire Note, Darling Note, Efrat Note, Lamadrid Note and YA II PN Note contain conversion features that create derivative liabilities. The pricing model the Company uses for determining fair value of its derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income.  The derivative components of the Notes were valued at issuance, at conversion, at restructure, and at each period end.

Certain of the Company’s other convertible notes payable contain beneficial conversion features that are not derivatives, but which require valuation in order to determine the discount to the related convertible note payable. The value of these conversion features is calculated using the intrinsic value method, whereby the amount of the discount is calculated as the difference between the conversion price and the market price of the underlying common stock at the date of issuance multiplied by the number of shares issuable.

The value of these conversion features is calculated using the Black-Scholes valuation model. The following table illustrates certain key information regarding the conversion option valuation assumptions under the Black-Scholes valuation model at May 31, 2018 and 2017:

May 31,
	2018	2017
Volatility	97.4% to 534.5%	64% to 138%
Dividends	-	-
Risk-free interest rates	1.93% to 2.62%	0.86% to 1.19%
Term (years)	0.4997 to 3.1622	1.25 to 3